Stock-Based Compensation (Stock Options, Black-Scholes Assumptions) (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Expected dividend yield	1.09%	1.31%	1.25%
Expected stock price volatility	29.89%	32.55%	31.45%
Risk-free interest rate	2.00%	1.35%	1.63%
Expected term of options	5 years	5 years	5 years
Minimum term of publicly traded options used to derive implied volatility of options grants	1 year